Note 4 - Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.  PROPERTY, PLANT AND EQUIPMENT

The major components of property, plant and equipment were as follows:

	March 31, 2014	December 31, 2013
Land and leasehold improvements	$30,089	$29,946
Buildings and improvements	38,988	38,914
Machinery, equipment and fixtures	64,518	63,475
	133,595	132,335
Less: accumulated depreciation	(7,473)	(3,900)
	126,122	128,435
Construction in process	8,881	7,731
Property, plant and equipment, net	$135,003	$136,166

For the Successor and Predecessor Periods, the Company recorded depreciation expense of $3,573 and $3,152, respectively.

4.  PROPERTY, PLANT AND EQUIPMENT

The major components of property, plant and equipment were as follows:

	December 31, 2013	December 31, 2012
	Successor	Predecessor
Land and leasehold improvements	$29,946	$22,370
Buildings and improvements	38,914	63,979
Machinery, equipment and fixtures	63,475	98,401
	132,335	184,750
Less: accumulated depreciation	(3,900)	(89,118)
	128,435	95,632
Construction in process	7,731	4,759
Property, plant and equipment, net	$136,166	$100,391

For the Successor and Predecessor 2013 Periods, the Company recorded depreciation expense of $3,900 and $10,459, respectively. For the years ended December 31, 2012 and 2011, the Company recorded depreciation expense of $15,093 and $18,167, respectively.